Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	000-56840
Entity Registrant Name	ChdgAI Commodities Limited
Entity Central Index Key	0002130998